Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities
12.	OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following:

	December 31, 2014	December 31, 2013
Employee related liabilities	273	383
Employee compensated absences	114	128
Taxes other than income taxes	68	85
Advances	33	32
Payables to equity-method investments	50	81
Obligations for capacity rights	2	3
Derivative instruments	73	4
Provision for restructuring	32	65
Current portion of pension	9	12
Royalties	26	37
Others	161	107

Total	841	937

The terms of the agreement for the inception of Numonyx, a company created in 2007 from the Company’s and Intel’s flash memory business key assets and sold in 2010 to Micron Technology Inc., included rights granted to Numonyx to use certain assets retained by the Company. As at December 31, 2014 and 2013 the value of such rights totaled $3 million and $6 million respectively, of which $2 million and $3 million respectively were reported as current liabilities.

Derivative instruments are further described in Note 23.

Other payables and accrued liabilities also include individually insignificant amounts as of December 31, 2014 and December 31, 2013.